FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

June 21, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room

Re:         Fidelity Hereford Street
            Trust (the trust):
            Spartan Money Market Fund
            Spartan U.S. Government
            Money Market Fund Spartan
            U.S. Treasury Money Market
            Fund (the funds)
            File Nos. 811-7139 and 33-52577

_____________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,

        /s/Eric D. Roiter
           Eric D. Roiter
           Secretary